Financial instruments - Schedule of Liquidity Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 156,352	$ 167,117
Principal	437,883	192,125	$ 57,228
Debt repayments	760,177
Capital expenditure commitments	38,148
Other liabilities	18,462
2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	156,352
Debt repayments	241,736
Capital expenditure commitments	38,148
Other liabilities	1,947
2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	41,137
Capital expenditure commitments	0
Other liabilities	5,997
2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	32,655
Capital expenditure commitments	0
Other liabilities	0
2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	435,327
Capital expenditure commitments	0
Other liabilities	5,207
2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Accounts payable and accrued liabilities	0
Debt repayments	9,322
Capital expenditure commitments	0
Other liabilities	5,311
New revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	391,690	0	$ 0
Interest & commitment fees (estimated)	108,062
Interest (estimated)	108,062
New revolving credit facility: | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	27,959
Interest (estimated)	27,959
New revolving credit facility: | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	27,053
Interest (estimated)	27,053
New revolving credit facility: | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	27,053
Interest (estimated)	27,053
New revolving credit facility: | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	25,997
Interest (estimated)	25,997
New revolving credit facility: | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest & commitment fees (estimated)	0
Interest (estimated)	0
Fekola Equipment Loan Facilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,319	13,875
Interest (estimated)	1,523
Fekola Equipment Loan Facilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	608
Fekola Equipment Loan Facilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	373
Fekola Equipment Loan Facilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	277
Fekola Equipment Loan Facilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	181
Fekola Equipment Loan Facilities | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	84
Goose equipment loan facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,588	6,776
Interest (estimated)	130
Goose equipment loan facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	95
Goose equipment loan facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	35
Goose equipment loan facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Goose equipment loan facility | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Interest (estimated)	0
Principal | New revolving credit facility:
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	400,000	$ 0
Principal | New revolving credit facility: | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | New revolving credit facility: | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | New revolving credit facility: | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | New revolving credit facility: | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	400,000
Principal | New revolving credit facility: | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Fekola Equipment Loan Facilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	13,373
Principal | Fekola Equipment Loan Facilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	7,162
Principal | Fekola Equipment Loan Facilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,554
Principal | Fekola Equipment Loan Facilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,554
Principal | Fekola Equipment Loan Facilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,554
Principal | Fekola Equipment Loan Facilities | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	1,549
Principal | Goose equipment loan facility
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,589
Principal | Goose equipment loan facility | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,917
Principal | Goose equipment loan facility | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	672
Principal | Goose equipment loan facility | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Goose equipment loan facility | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	0
Principal | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	20,538
Principal | Lease liabilities | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	6,548
Principal | Lease liabilities | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	5,453
Principal | Lease liabilities | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	3,771
Principal | Lease liabilities | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,388
Principal | Lease liabilities | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Principal	2,378
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	703,567
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	201,641
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2026
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	35,140
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2027
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	32,655
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2028
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	430,120
Accounts Payable, Derivative Liabilities, Borrowings, and Interest on Borrowings | 2029
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Debt repayments	$ 4,011